Related Party Transactions - Additional Information (Detail) ¥ in Millions			12 Months Ended
	Aug. 24, 2017 CNY (¥) m²	Jan. 01, 2012	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2019 CNY (¥)
Disclosure of transactions between related parties [Line Items]
Comprehensive products and services agreement effective Period		3 years
New comprehensive products and services agreement effective Period	3 years
Borrowings			¥ 466,722	¥ 414,572
Annual fee			171,536			¥ 163,196
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of transactions between related parties [Line Items]
Supplemental Land Use Rights Leasing Contract, aggregate area of land | m²	1,773,000,000
Annual fee	¥ 5,783
Property, plant and equipment subject to operating leases [member] | Buildings [member]
Disclosure of transactions between related parties [Line Items]
Annual fee	¥ 730
Revised Building Leasing Contract, aggregate area of building | m²	1,152,968
Lease term	3 years
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Sales of goods			122,927	105,434	¥ 113,306
Sales of services			10,055	7,938	6,160
Purchases of goods and services			388,802	364,912	330,379
Purchases of assets			1,701	1,195	1,634
Interest income			460	535	425
Deposits			28,304	22,532
Purchases of financial service			8,759	11,970	11,294
Borrowings			179,699	196,161
Rents and other payments made under financial leasing			10,106	¥ 7,092	¥ 7,351
Annual fee			¥ 139,250
Leasing contract expiration date	Dec. 31, 2037